Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED DECEMBER 23, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020, AS SUPPLEMENTED

1. The following is added to the “PRINCIPAL RISKS” in the summary section of the FlexShares® Ready Access Variable Income Fund beginning on page 3:

Cash Transactions Risk is the risk from the Fund effecting creations and redemptions orders of its shares entirely for cash, rather than for in-kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that meets redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

FLEXSHARES® TRUST

FLEXSHARES® FAMILY OF INDEX ETFS

SUPPLEMENT DATED DECEMBER 23, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020 (AS REVISED MARCH 12, 2020) AND SUPPLEMENTED

1. The following is added to the “PRINCIPAL RISKS” in the summary section of the FlexShares® Disciplined Duration MBS Index Fund beginning on page 135 (immediately after Market Risk):

Cash Transactions Risk is the risk from the Fund effecting creations and redemptions orders of its shares entirely for cash, rather than for in-kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that meets redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

FlexShares Ready Access Variable Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST

FlexShares® Ready Access Variable Income Fund

FlexShares® Core Select Bond Fund

SUPPLEMENT DATED DECEMBER 23, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020, AS SUPPLEMENTED

1. The following is added to the “PRINCIPAL RISKS” in the summary section of the FlexShares® Ready Access Variable Income Fund beginning on page 3:

Cash Transactions Risk is the risk from the Fund effecting creations and redemptions orders of its shares entirely for cash, rather than for in-kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that meets redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.

FlexShares Disciplined Duration MBS Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FLEXSHARES® TRUST

FLEXSHARES® FAMILY OF INDEX ETFS

SUPPLEMENT DATED DECEMBER 23, 2020 TO THE PROSPECTUS DATED MARCH 1, 2020 (AS REVISED MARCH 12, 2020) AND SUPPLEMENTED

1. The following is added to the “PRINCIPAL RISKS” in the summary section of the FlexShares® Disciplined Duration MBS Index Fund beginning on page 135 (immediately after Market Risk):

Cash Transactions Risk is the risk from the Fund effecting creations and redemptions orders of its shares entirely for cash, rather than for in-kind securities. The Fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security or other financial instrument and recognize a capital gain or loss that might not have been incurred if it had not effected a redemption order entirely for cash. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that meets redemption orders entirely in-kind with portfolio securities. The use of all cash creations and redemption orders may also cause the Fund’s shares to trade in the secondary market at wider bid-ask spreads and/or greater premiums or discounts to the Fund’s NAV. To the extent that the maximum additional variable charge for cash creation or cash redemption transactions is insufficient to cover the transaction costs of purchasing or selling portfolio securities, the Fund’s performance could be negatively impacted.